Document and Entity Information	Feb. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2023
Entity Registrant Name	CURTISS-WRIGHT CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-00134
Entity Tax Identification Number	13-0612970
Entity Address, Address Line One	130 Harbour Place Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Davidson
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28036
City Area Code	704
Local Phone Number	869-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000026324
Title of 12(b) Security	Common Stock
Trading Symbol	CW
Security Exchange Name	NYSE